1. Description of Business and Organization	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Organization

1.	Description of Business and Organization

Description of Business

SPI Energy Co., Ltd. (“SPI Energy” or the “Group”) and its subsidiaries (collectively the “Group”) is a provider of photovoltaic (“PV”) and electric vehicle (“EV”) solutions for business, residential, government and utility customers and investors. The Group develops solar PV projects which are either sold to third party operators or owned and operated by the Group for selling of electricity to the grid in multiple countries in Asia, North America and Europe. In Australia, the Group primarily sells solar PV components to retail customers and solar project developers. In 2020, the Group engages in sales and leasing of new zero-emission EVs in U.S.

In 2018 and 2019, the Group engaged in the sale of bitcoin mining equipment, providing hosting services and mining bitcoins, and the Group also sold hays from United States to China in 2019. In 2020, no revenue was generated from these business transactions.

Organization

The Group was incorporated in the Cayman Islands on May 4, 2015 for the sole purpose of effectuating the redomicile of the Group’s predecessor, Solar Power, Inc., a California corporation (“SPI California”). The redomicile was approved by the shareholders of SPI California on May 11, 2015, pursuant to which one share of common stock of SPI California held by the shareholders was converted into one SPI Energy’s ordinary share. On January 4, 2016, SPI California completed the redomicile, resulting in SPI Energy becoming the publicly held parent Group of SPI California. SPI Energy’s shares then began quotation on the Open Transparent Connected Markets under the symbol “SRGYY” effective January 4, 2016. On January 19, 2016, SPI Energy’s shares were listed on the Nasdaq Global Select Market and traded under the symbol “SPI”.

The major subsidiaries of the Group as of December 31, 2020 are summarized as below:

Major Subsidiaries	Abbreviation	Location
SPI Renewables Energy (Luxembourg) Private Limited Group S.a.r.l. (formerly known as CECEP Solar Energy (Luxembourg) Private Limited Group (S.a.r.l.)) and Italsolar S.r.l.	CECEP	Luxembourg, Italy
Solar Juice Pty Ltd.	Solar Juice	Australia
Solar Juice USA Inc.	Solar Juice US	United States
Solar Juice (HK) Limited	Solar Juice HK	Hong Kong
SPI Solar Japan G.K.	SPI Japan	Japan
Solar Power Inc UK Service Limited	SPI UK	United Kingdom
SPI Solar Inc.	SPI US	United States
Heliostixio S.A.	Heliostixio	Greece
Heliohrisi S.A.	Heliohrisi	Greece
Thermi Sun S.A.	Thermi Sun	Greece
Knight Holding Corporation	Knight	United States
Edisonfuture Inc.	Edisonfuture	United States
Phoneix Cars LLC	PCL	United States
Phoenix Motorcars Leasing LLC	PML	United States

On January 1, 2017, the Group deconsolidated one of the major subsidiaries, Sinsin Renewable Investment Limited (“Sinsin”) due to loss of control and recognized the investment in Sinsin on the carrying amount of $69,606. Both the Group and the former shareholders of Sinsin, Sinsin Europe Solar Asset Limited Partnership and Sinsin Solar Capital Limited Partnership (collectively, the “Sinsin Group”), failed to fulfill the obligation under the share sale and purchase agreement of Sinsin, which led to that both parties filed petitions to each other. The petitions directly affected the Group’s ability to effectively control Sinsin and make any direct management decisions or have any direct impact on Sinsin’s polices, operations or assets without the agreement of Sinsin Group. On October 29, 2020, an arbitration decision was made that the Group will need to pay the unpaid consideration of EUR 38,054, together with interest at 6% accruing from November 20, 2015 on half of the unpaid consideration and from June 30, 2016 on the remaining half of the unpaid consideration to the date of eventual payment. The Group will also need to pay the legal and litigation fees incurred by Sinsin of EUR 1,385. The Group intended to vigorously pursue all legal remedies available to the Group. (See Note 23(b)). As of December 31, 2020 and 2019, investment in Sinsin was $69,606, and there was no impairment provision for the three years ended December 31, 2020, 2019 and 2018. Consideration payable, including accrued interest and litigation fees payable, was $62,114 and $54,000 as of December 31, 2020 and 2019, respectively. The interest expense accrued on the unpaid consideration was $2,605, $2,563, and $2,398 for the three years ended December 31, 2020, 2019, and 2018, respectively.

On December 10, 2018, the Group disposed SPI China (HK) Limited (“SPI China”), which holds all of the Group’s assets and liabilities related to its business in China, including engineering, procurement and construction (“EPC”) business, PV projects, Internet finance lease related business and E-commence in China, to Lighting Charm Limited (“Lighting Charm”), an affiliate of Ms. Shan Zhou, the spouse of Xiaofeng Peng, the Group’s Chairman of the Board of Directors and Chief Executive Officer. The Group effected an internal restructuring following which SPI China would only hold the Group’s subsidiaries in China, and all the other subsidiaries outside of China would be transferred to the Group (the “restructuring”). As of December 10, 2018, the restructuring was completed and the disposal transaction was closed (see Note 4 (1)).

On November 12, 2020, the Group acquired 100% of the membership interest of Phoenix Cars LLC and Phoenix Motorcars Leasing LLC (together, “Phoenix”), an electric drivetrain manufacturer for medium-duty commercial vehicles and final stage manufacturer that integrates its drivetrains into these vehicles. The acquisition has been accounted for under ASC 805 Business Combinations (see Note 5).